Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of movement in intangible assets

	31st December 2022	Additions/ Amortization	Addition by merger	Write-offs	Transfers	Capitalized interest	31st December 2023

Total cost of intangible assets, gross	38,732,905	1,038,989	6,446,789	(778)	-	95,678	46,313,583
Software licenses	20,876,377	-	1,366,860	(195)	924,804	-	23,167,846
Authorizations	11,250,610	40,868	4,598,839	-	2,903,922	-	18,794,239
Goodwill	3,112,169	-	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	201,778	-	-	-	5,811	-	207,589
List of customers	-	-	253,629	-	-	-	253,629
Other assets	339,417	-	227,461	(583)	7,950	-	574,245
Intangible assets under development	2,952,554	998,121	-	-	(3,842,487)	95,678	203,866

Total accumulated amortization	(25,730,124)	(1,856,450)	(3,102,345)	377	-	-	(30,688,542)
Software licenses	(18,454,058)	(976,345)	(1,355,500)	195	-	-	(20,785,708)
Authorizations	(6,984,930)	(806,732)	(1,586,245)	-	-	-	(9,377,907)
Infrastructure right-of-use - LT Amazonas	(86,488)	(10,686)	-	-	-	-	(97,174)
List of customers		(24,825)	(30,312)	-	-	-	(55,137)
Other assets	(204,648)	(37,862)	(130,288)	182	-	-	(372,616)

Total intangible assets, net	13,002,781	(817,461)	3,344,444	(401)	-	95,678	15,625,041
Software licenses(c)	2,422,319	(976,345)	11,360	-	924,804	-	2,382,138
Authorizations(f)	4,265,680	(765,864)	3,012,594	-	2,903,922	-	9,416,332
Goodwill(d)	3,112,169	-	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas (e)	115,290	(10,686)	-	-	5,811	-	110,415
List of customers	-	(24,825)	223,317	-			198,492
Other assets	134,769	(37,862)	97,173	(401)	7,950	-	201,629
Intangible assets under development	2,952,554	998,121	-	-	(3,842,487)	95,678	203,866

The intangible assets in progress represent the cost of projects in progress related to the intangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets. From December 2021 to April 2023 includes the amounts for acquisition values of the 5G License, which were transferred to goods in service (“Authorizations”) in April 2023, as per note 16.f.

	31st December 2021	Additions/ Amortization	Write-offs	Transfers		Acquisitions of subsidiary (Note 1.2)	31st December 2022
					Capitalized interest
Total cost of intangible assets, gross	34,630,541	3,846,601	(3,200)	-	258,961	6,446,789	45,179,692
Software licenses	19,911,004	-	-	701,387		1,366,860	21,979,251
Authorizations	11,151,497	75,525	(3,200)	17,123		4,598,839	15,839,784
Goodwill	475,743	2,636,426	-	-		-	3,112,169
Infrastructure right-of-use - LT Amazonas	186,221	-	-	15,557		-	201,778
Other assets	333,116	-	-	5,001		481,090	819,207
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

Total accumulated amortization	(24,045,462)	(1,873,904)	3,200	-	-	(2,846,978)	(28,763,144)
Software licenses	(17,432,018)	(1,142,824)	-	-	-	(1,347,360)	(19,922,202)
Authorizations	(6,357,666)	(664,909)	3,200	-	-	(1,384,432)	(8,403,807)
Infrastructure right-of-use - LT Amazonas	(76,697)	(9,791)	-	-	-	-	(86,488)
Other assets	(179,081)	(56,380)	-	-	-	(115,186)	(350,647)

Total intangible assets, net	10,585,079	1,972,697	-	-	258,961	3,599,811	16,416,548
Software licenses	2,478,986	(1,142,824)	-	701,387	-	19,500	2,057,049
Authorizations	4,793,831	(589,384)	-	17,123	-	3,214,407	7,435,977
Goodwill	475,743	2,636,426	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas (e)	109,524	(9,791)	-	15,557	-	-	115,290
Other assets	154,035	(56,380)	-	5,001		365,904	468,560
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

(i)	With the completion of the purchase price allocation process in December 2022, the balance of net intangible assets on the acquisition date was R$ 3,599,811. See Note 1.2 for details.

Schedule of amortization rates

Annual %

Software licenses	20
Authorizations	05−25
Right to use infrastructure	≤05
Other assets	≤10
Cozani’s client base	13.04
Surplus on Cozani’s concession license	5.66